091-16614fn

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 30 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
| Estimated average burden hours per response | 3.60 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13035589

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   Direxion Daily China Bear 3X Shares
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   YANG
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
JULY 25, 2013

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 3 0 2013 |

# CHX

**Chicago Stock Exchange**

July 26, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 30 2013
DIVISION OF TRADING & MARKETS

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| BSCL | Guggenheim BulletShares 2021 Corporate Bond ETF |
| BSCM | Guggenheim BulletShares 2022 Corporate Bond ETF |
| DXJS | WisdomTree Japan Hedged SmallCap Equity Fund |
| DXPS | WisdomTree United Kingdom Hedged Equity Fund |
| EMDG | EGShares Emerging Markets Dividend Growth ETF |
| GIY | Guggenheim Enhanced Core Bond ETF |
| HDGI | AdvisorShares Athena International Bear ETF |
| IBDA | iSharesBond 2016 Corporate Term ETF |
| IBDB | iSharesBond 2018 Corporate Term ETF |
| IBDC | iSharesBond 2020 Corporate Term ETF |
| IBDD | iSharesBond 2023 Corporate Term ETF |
| ILTB | iShares Core Long-Term U.S. Bond ETF |
| KFYP | KraneShares China Securities Index Five Year Plan ETF |
| QUAL | iShares Morgan Stanley Capital International USA Quality Factor ETF |
| RPX | Columbia Large Cap Growth ETF |
| RWG | Columbia Select Large Cap Growth ETF |
| TWOK | SPDR Russell 2000 ETF |
| UJB | ProShares Ultra High Yield |
| UNL | United States 12 Month Natural Gas Fund, L.P. |
| USAG | United States Agriculture Index Fund |
| USMI | United States Metals Index Fund |
| VEGA | AdvisorShares STAR Global Buy-Write ETF |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Rule | 19b-4 |
| | 19b-4(e) |
| Public Availability: | JUL 30 2013 |

| | |
|---|---|
| VIXH | First Trust Chicago Board Options Exchange S&P 500 Market Volatility Index Tail Hedge Fund |
| VQT | Barclays ETN+ S&P 500 Dynamic VEQTOR Total Return Index |
| VRD | SPDR Nuveen S&P Variable Rate Demand Obligations Municipal Bond ETF |
| VTIP | Vanguard Short-Term-Inflation-Protected Securities Index Fund |
| VWOB | Vanguard Emerging Markets Government Bond ETF |
| WDIV | SPDR S&P Global Dividend ETF |
| WDTI | WisdomTree Managed Futures Strategy Fund |
| WMW | ELEMENTS Linked to the Morningstar Wide Moat Focus Total Return Index |
| XAR | SPDR S&P Aerospace & Defense ETF |
| XHS | SPDR S&P Health Care Services ETF |
| XMLV | PowerShares S&P MidCap Low Volatility Portfolio |
| XOVR | SPDR Bank of America Merrill Lynch Crossover Corporate Bond ETF |
| XSLV | PowerShares S&P SmallCap Low Volatility Portfolio |
| XSW | SPDR S&P Software & Services ETF |
| YANG | Direxion Daily China Bear 3X Shares |
| YINN | Direxion Daily China Bull 3X Shares |
| YMLI | Yorkville High Income Infrastructure Master Limited Partnerships ETF |
| YMLP | Yorkville High Income Master Limited Partnerships ETF |
| ZROZ | PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures

| | | | | |
|---|---|---|---|---|
| 7/30/2013 CHX | Ownership of the trust | guggenheim bulletshares 2021 corporate bond etf | BSCL | |
| 7/30/2013 CHX | Ownership of the trust | guggenheim bulletshares 2022 corporate bond etf | BSCM | |
| 7/30/2013 CHX | Ownership of the trust | wisdomtree japan hedged smallcap equity fund | DXJS | |
| 7/30/2013 CHX | Ownership of the trust | wisdomtree united kingdom hedged equity fund | DXPS | |
| 7/30/2013 CHX | Ownership of the trust | egshares emerging markets dividend growth etf | EMDG | |
| 7/30/2013 CHX | Ownership of the trust | guggenheim enhanced core bond etf | GIY | |
| 7/30/2013 CHX | Ownership of the trust | advisorshares athena international bear etf | HDGI | |
| 7/30/2013 CHX | Ownership of the trust | isharesbond 2016 corporate term etf | IBDA | |
| 7/30/2013 CHX | Ownership of the trust | isharesbond 2018 corporate term etf | IBDB | |
| 7/30/2013 CHX | Ownership of the trust | isharesbond 2020 corporate term etf | IBDC | |
| 7/30/2013 CHX | Ownership of the trust | isharesbond 2023 corporate term etf | IBDD | ILTB |
| 7/30/2013 CHX | Ownership of the trust | isharesbond core long-term us bond etf | KFYP | |
| 7/30/2013 CHX | Ownership of the trust | kraneshares china securities index five year plan etf | QUAL | |
| 7/30/2013 CHX | Ownership of the trust | columbia large cap growth etf | RPX | |
| 7/30/2013 CHX | Ownership of the trust | columbia select large cap growth etf | RWG | |
| 7/30/2013 CHX | Ownership of the trust | spdr russell 2000 etf | TWOK | |
| 7/30/2013 CHX | Ownership of the trust | proshares ultra high yield | UJB | |
| 7/30/2013 CHX | Ownership of the trust | united states 12 month natural gas fund lp | UNL | |
| 7/30/2013 CHX | Ownership of the trust | united states agriculture index fund | USAG | |
| 7/30/2013 CHX | Ownership of the trust | united states metals index fund | USMI | |
| 7/30/2013 CHX | Ownership of the trust | advisorshares star global buy-write etf | VEGA | |
| 7/30/2013 CHX | Ownership of the trust | first trust chicago board options exchange s&p 500 market volatility index tail hedge fund | VIXH | |
| 7/30/2013 CHX | Ownership of the trust | barclays etn + s&p 500 dynamic veqtor total return index | VQT | |
| 7/30/2013 CHX | Ownership of the trust | spdr nuveen s&p variable rate demand obligations municipal bond etf | VRD | |

| | | | | |
|---|---|---|---|---|
| 7/30/2013 | CHX | Ownership of the trust | vanguard short-term-inflation-protected securities index fund | VTIP |
| 7/30/2013 | CHX | Ownership of the trust | vanguard emerging markets government bond etf | VWOB |
| 7/30/2013 | CHX | Ownership of the trust | spdr s&p global dividend etf | WDIV |
| 7/30/2013 | CHX | Ownership of the trust | wisdomtree managed futures strategy fund | WDTI |
| 7/30/2013 | CHX | Ownership of the trust | elements limited to the morningstar wide moat focus total return index | WMW |
| 7/30/2013 | CHX | Ownership of the trust | spdr s&p aerospace & defense etf | XAR |
| 7/30/2013 | CHX | Ownership of the trust | spdr s&p health care services eft | XHS |
| | | | | → XMLV |
| 7/30/2013 | CHX | Ownership of the trust | powershares s&p midcap low volatility portfolio | XSLV |
| 7/30/2013 | CHX | Ownership of the trust | spdr s&p software & services etf | XSW |
| 7/30/2013 | CHX | Ownership of the trust | direxion daily china bear 3x shares | YANG |
| 7/30/2013 | CHX | Ownership of the trust | direxion daily china bull 3x shares | YINN |
| 7/30/2013 | CHX | Ownership of the trust | yorkville high income infrastructure master limited partnerships etf | YMLI |
| 7/30/2013 | CHX | Ownership of the trust | yorkville high income master limited partnerships etf | YMLP |
| 7/30/2013 | CHX | Ownership of the trust | pimco 25+ year zero coupon us treasury index etf | ZROZ |